Covered Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Covered assets	$ 317,925	$ 438,566
Gross covered loans	373,455	495,358
Covered loans, allowance for losses	0	(3,766)
Outstanding principal balance of acquired loans	373,455	491,592
Discount balance related to acquired loans	85,079	109,409
Covered loans, net	288,376	382,183
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	101,634	131,128
Additions	3,284	10,470
Payments received	(3,456)	(32,828)
Amortization	(15,510)	(10,239)
Carrying Amount, Accretion	1,619	3,103
Balance at end of period	87,571	101,634
Acquired Impaired Assets [Member]
Gross covered loans	144,612	202,937
Covered loans, allowance for losses	0	(3,766)
Outstanding principal balance of acquired loans	144,612	199,171
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	37,072	27,019
Carrying Amount, Balance at beginning of period	116,061	190,530
Accretable Yield, Additions	0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	0
Accretable Yield, Reclassifications from nonaccretable balance, net	34,690	24,025
Accretable Yield, Accretion	(20,860)	(13,972)
Carrying Amount, Transfers to Real Estate Owned	(15,905)	(54,638)
Carrying Amount, Payments received, net	(46,063)	(33,803)
Carrying Amount, Balance at end of period	74,953	116,061
Accretable Yield, Balance at end of period	50,902	37,072
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Carrying Amount, Accretion	20,860	13,972
Acquired Non Impaired Assets [Member]
Gross covered loans	228,843	292,421
Covered loans, allowance for losses	0	0
Outstanding principal balance of acquired loans	228,843	292,421
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	30,370	39,813
Carrying Amount, Balance at beginning of period	269,888	343,944
Accretable Yield, Additions	0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(6,581)	(9,443)
Carrying Amount, Transfers to Real Estate Owned	0	0
Carrying Amount, Payments received, net	(63,046)	(83,499)
Carrying Amount, Balance at end of period	213,423	269,888
Accretable Yield, Balance at end of period	23,789	30,370
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Carrying Amount, Accretion	6,581	9,443
Single Family Residential [Member]
Gross covered loans	43,375	55,449
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Gross covered loans	7,699	9,235
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	35,676	46,214
Construction, Speculative [Member]
Gross covered loans	4,609	9,321
Construction, Speculative [Member] | Acquired Impaired Assets [Member]
Gross covered loans	4,519	8,006
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	90	1,315
Construction, Custom [Member]
Gross covered loans	1,196	2,799
Construction, Custom [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,196	2,799
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	0	0
Land, Acquisition and Development [Member]
Gross covered loans	34,177	47,217
Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Gross covered loans	22,747	32,159
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	11,430	15,058
Land, Consumer Lot Loans [Member]
Gross covered loans	995	1,153
Land, Consumer Lot Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	497	499
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	498	654
Multi Family Housing [Member]
Gross covered loans	32,343	44,239
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Gross covered loans	4,698	9,333
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	27,645	34,906
Commercial Real Estate [Member]
Gross covered loans	205,376	250,063
Commercial Real Estate [Member] | Acquired Impaired Assets [Member]
Gross covered loans	83,784	101,599
Commercial Real Estate [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	121,592	148,464
Commercial and Industrial Loans [Member]
Gross covered loans	31,527	58,874
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	18,504	35,993
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	13,023	22,881
Home Equity Line of Credit [Member]
Gross covered loans	18,280	23,559
Home Equity Line of Credit [Member] | Acquired Impaired Assets [Member]
Gross covered loans	309	1,829
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	17,971	21,730
Consumer Portfolio Segment [Member]
Gross covered loans	1,577	2,684
Consumer Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Gross covered loans	659	1,485
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	$ 918	$ 1,199